UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

DGA Core Plus Absolute Return ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 DGA Core Plus Absolute Return ETF Ticker: HF (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the DGA Core Plus Absolute Return ETF (the "Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.daysadvisors.com. You can also request this information by contacting us at (833) 551-0417 or by writing to the DGA Core Plus Absolute Return ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGA Core Plus Absolute Return ETF	$135	1.35%

The Fund commenced operations on August 2, 2023. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

DGA Core Plus Absolute Return ETF (NAV)
S&P 500 TR
S&P Target Risk Moderate Index (GROSS TR)
24,000
21,000
18,000
15,000
12,000
9,000
$22,722
$19,292
$14,049
11/26/2018
5/31/2019
12/31/2019
7/31/2020
02/28/21
09/30/21
04/30/22
11/30/22
06/30/23
01/31/24
07/31/24

Annual Performance

	5 Year	3 Year	1 Year	Since Inception (11/26/2018)
DGA Core Plus Absolute Return ETF - at NAV	10.58%	9.89%	15.57%	12.27%
S&P® Target Risk Moderate Gross Total Return Index	5.16%	1.50%	10.50%	6.17%
S&P 500® Total Return Index	15.00%	9.60%	22.15%	15.56%

Performance prior to August 2, 2023 is that of another investment vehicle (the "Predecessor Account") before the commencement of the Fund's operations. The Predecessor Account was converted into the Fund on August 2, 2023. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Returns for the Fund’s shares reflect all charges, expenses, and fees of the Predecessor Account.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.daysadvisors.com/fund-details for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 15.57% - at NAV. This compares to the 10.50% gross total return of the S&P® Target Risk Moderate Index and the 22.15% total return for the S&P 500® Index for the same period.Please note that this disclosure intentionally excludes any additional information that is not directly related to the factors affecting the fund's performance. In compliance with the final rules, we have omitted items such as the fund president's letter to shareholders, interviews with portfolio managers, general market commentary, and other similar information from this section.

DGA Core Plus Absolute Return ETF Tailored Shareholder Report

What Factors Influenced Performance

a. Market Conditionsi. The global market conditions continued to be favorable to the fund’s performance. The fund’s core decision engine followed global macro momentum and actively shifted positioning between a hedged, moderate, and bullish risk model stance. There were numerous opportunities to capitalize off the year’s shifting momentum on the tail end of the Fed’s larger tightening cycle and its continued policy of higher rates for longer to ensure the pace of inflation trended downward.b. Investment Strategies and Techniquesi. The fund’s strategy continued to follow its core investment approach, which is elegantly simplified by the following.• If the overall momentum conditions we track deteriorate, then we reposition the portfolio momentum to focus on holdings with higher broader market correlation and apply hedges.•If the overall momentum conditions we track improve, then we re-position the portfolio momentum to include more holdings with lower broader market correlation and apply leverage.ii. This year, the fund continued to utilize this core strategy and employed techniques to capitalize on the shifting broader market conditions. This year's techniques included model-driven decision support, signal analysis, and experienced manager discretion. These techniques were drivers to navigating the portfolio’s actively managed shifts through hedged, moderate, and bullish investment stances. The methods determined the use of leverage, underlying correlations, and inverse ETFs in active portfolio construction.

Positioning

Global macro conditions: • Favorable Risk positioning: • Hedged • Moderate • Bullish	Strategy: • Core • No deviation Techniques employed: • Model-driven decision support • Signal Analysis • Experienced manager discretion	Portfolio construction: • Leverage • Correlations • Inverse ETFs

DGA Core Plus Absolute Return ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$18,676
Number of Holdings	14
Total Management Fee	$246,779
Portfolio Turnover*	642%
*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of July 31, 2024)

Security Type (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

*	Less than 0.05% of total net assets.

Top Ten Holdings	(% of net assets)
Direxion Daily S&P 500 Bear 1x Shares	21.5
SPDR Portfolio S&P 500 Value ETF	16.4
SPDR Portfolio S&P 500 Growth ETF	15.3
Vanguard Total Stock Market ETF	14.9
Vanguard Total World Stock ETF	11.9
Invesco QQQ Trust Series 1	4.8
iShares Russell 2000 ETF	3.2
iShares 20+ Year Treasury Bond ETF	3.0
SPDR S&P Biotech ETF	3.0
SPDR Dow Jones Industrial Average ETF Trust	2.0

How has the Fund changed?

In connection with a reorganization (Reorganization), the Fund assumed the assets and liabilities another investment vehicle (the “Predecessor Account”) as of the close of business on August 2, 2023. All historical financial information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Account.Effective August 26, 2024, the Fund’s name changed from “DGA Absolute Return ETF” to “DGA Core Plus Absolute Return ETF.”

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.daysadvisors.com/fund-details.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DGA Core Plus Absolute Return ETF

FYE 7/31/2024
( a ) Audit Fees	$11,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 7/31/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 7/31/2024
Registrant	N/A
Registrant’s Investment Adviser	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
July 31, 2024

Tidal Trust II

•DGA Core Plus Absolute Return ETF (formerly, DGA Absolute Return ETF) | HF | NYSE Arca, Inc.

DGA Core Plus Absolute Return ETF

Schedule of Investments	DGA Core Plus Absolute Return ETF
July 31, 2024

EXCHANGE TRADED FUNDS - 100.0%	Shares	Value
Direxion Daily S&P 500 Bear 1x Shares	342,758	$4,013,696
Energy Select Sector SPDR Fund	2,051	191,174
Invesco QQQ Trust Series 1	1,890	890,322
iShares 20+ Year Treasury Bond ETF	5,966	565,636
iShares Russell 2000 ETF	2,630	588,752
SPDR Dow Jones Industrial Average ETF Trust	932	380,713
SPDR Portfolio S&P 500 Growth ETF	36,170	2,858,877
SPDR Portfolio S&P 500 Value ETF	60,116	3,068,321
SPDR S&P 500 ETF Trust	331	182,318
SPDR S&P Biotech ETF	5,664	561,076
SPDR S&P Oil & Gas Exploration & Production ETF	2,555	374,026
Vanguard Total Stock Market ETF	10,194	2,778,579
Vanguard Total World Stock ETF	19,306	2,217,487
TOTAL EXCHANGE TRADED FUNDS (Cost $17,200,669)		18,670,977

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(a)	26,089	26,089
TOTAL SHORT-TERM INVESTMENTS (Cost $26,089)		26,089

TOTAL INVESTMENTS - 100.1% (Cost $17,226,758)		$18,697,066
Liabilities in Excess of Other Assets - (0.1)%		(20,846)
TOTAL NET ASSETS - 100.0%		$18,676,220

(a)     The rate shown represents the 7-day effective yield as of July 31, 2024.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	DGA Core Plus Absolute Return ETF
July 31, 2024

ASSETS:
Investments, at value (Note 2)	$18,697,066
Dividends and interest receivable	458
Total assets	18,697,524

LIABILITIES:
Payable to adviser (Note 4)	21,304
Total liabilities	21,304
NET ASSETS	$18,676,220

NET ASSETS CONSISTS OF:
Paid-in capital	$15,926,640
Total distributable earnings	2,749,580
Total net assets	$18,676,220

Net assets	$18,676,220
Shares issued and outstanding(a)	817,000
Net asset value per share	$22.86

COST:
Investments, at cost	$17,226,758

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	DGA Core Plus Absolute Return ETF
For the Period Ended July 31, 2024(a)

INVESTMENT INCOME:
Dividend income	$477,729
Interest income	2,362
Total investment income	480,091

EXPENSES:
Investment advisory fee (Note 4)	246,779
Tax expense	3,015
Other expenses and fees	50
Total expenses	249,844
Expense reimbursement by Adviser	(24,678)
Net expenses	225,166
NET INVESTMENT INCOME	254,925

REALIZED AND UNREALIZED GAIN	2,626,561
Net realized gain from:	1,156,253
Investments	1,156,253
Net realized gain	1,156,253

Net change in unrealized appreciation on:
Investments	1,470,308
Net change in unrealized appreciation	1,470,308
Net realized and unrealized gain	2,626,561

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,881,486

(a)     Inception date of the Fund was August 2, 2023.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	DGA Core Plus Absolute Return ETF

Period ended July 31, 2024(a)
OPERATIONS:
Net investment income	$254,925
Net realized gain	1,156,253
Net change in unrealized appreciation	1,470,308
Net increase in net assets from operations	2,881,486

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(407,803)
Total distributions to shareholders	(407,803)

CAPITAL TRANSACTIONS:
Subscriptions (b)	16,202,537
Redemptions	—
Net increase in net assets from capital transactions	16,202,537

NET INCREASE IN NET ASSETS	18,676,220

NET ASSETS:
Beginning of the period	—
End of the period	$18,676,220

SHARES TRANSACTIONS
Subscriptions (b)	817,000
Redemptions	—
Total increase in shares outstanding	817,000

(a)	Inception date of the Fund was August 2, 2023.
(b)	Subscriptions include proceeds from shares issued in connection with in-kind contribution (Note 1).

The accompanying notes are an integral part of these financial statements.

Financial Highlights	DGA Core Plus Absolute Return ETF (formerly DGA Absolute Return ETF)
For a share outstanding throughout the period presented

Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.99

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.33
Net realized and unrealized gain on investments(d)	3.05
Total from investment operations	3.38

LESS DISTRIBUTIONS FROM:
From net investment income	(0.51)
Total distributions	(0.51)

Net asset value, end of period	$22.86

TOTAL RETURN(h)	17.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,676
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)(i)	1.51%
After expense reimbursement/recoupment(e)(i)	1.36%
Ratio of tax expense and other expenses and fees to average net assets:	0.01%
Ratio of operational expenses to average net assets excluding tax expense and other expenses and fees:
Before expense reimbursement/recoupment(e)(i)	1.50%
After expense reimbursement/recoupment(e)(i)	1.35%
Ratio of net investment income to average net assets(e)(f)(i)	1.54%
Portfolio turnover rate(g)(h)	642%

(a)	Inception date of the Fund was August 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(e)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of distributions from the underlying exchange traded funds in which the Fund invests.
(f)	The net investment income (loss) ratio includes tax expense. The impact of tax expense and other expenses and fees is 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Not annualized for periods less than one year.
(i)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF
July 31, 2024

NOTE 1 – ORGANIZATION

The DGA Core Plus Absolute Return ETF (formerly, DGA Absolute Return ETF) (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (‘Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Montrose Estate Capital Management, LLC d/b/a Days Global Advisors (the “Sub-Adviser”), serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on August 2, 2023.

The Sub-Adviser managed the assets of a separately managed account (the "Predecessor Account") pursuant to the same investment strategy as the Fund. As part of the Fund’s commencement of operations, the Fund received an in-kind contribution from the Predecessor Account, which consisted of cash and $4,733,992 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of August 2, 2023 was $4,461,110, resulting in unrealized appreciation on investments of $272,882 as of that date for tax purposes. As a result of the in-kind contribution, the Fund issued 242,000 shares at a $19.99 per share net asset value. Costs incurred by the Fund in connection with the conversion were paid by the Sub-Adviser and Adviser.

The investment objective of the Fund is to seek long-term capital appreciation as a primary objective, with capital preservation as a secondary objective. The Fund is a “fund-of ETFs,” and the Sub-Adviser invests all of the Fund’s assets in unaffiliated ETFs that are listed on U.S. stock exchanges (“Underlying ETFs”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities including exchange traded funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF
July 31, 2024

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$18,670,977	$—	$—	$18,670,977
Money Market Funds	26,089	—	—	26,089
Total Investments	$18,697,066	$—	$—	$18,697,066

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of July 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF
July 31, 2024

D.	Distributions to Shareholders. The Fund intends to pay out dividends and interest income, if any, annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

J.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for non-deductible excise tax paid and the tax treatment of in-kind seeding. For the period ended July 31, 2024, the following adjustments were made:

Paid-In Capital	Total Distributable Earnings
$(275,897)	$275,897

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances.

Underlying Leveraged and Inverse ETF Risk. When the Fund invests in Underlying ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Underlying ETFs will fall as the performance of the Underlying ETF’s benchmark rises - a result that is the opposite from traditional mutual funds. In addition, the Underlying ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an Underlying ETF’s share price and the return on its investments. Accordingly, the value of the Fund’s investments in Underlying ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by an Underlying ETF as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Inverse and leveraged Underlying ETFs are designed to achieve their objectives for a single day only. For periods longer than a single day, a leveraged or inverse Underlying ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse Underlying ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse Underlying ETF, falls. Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF
July 31, 2024

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund Pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Investment Advisory Fee After Waiver
1.50%	1.35%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2024 are disclosed in the Statement of Operations.

The Adviser has agreed to reduce its Investment Advisory Fee to 1.35% of the Fund’s average daily net assets through at least July 29, 2024. To the extent the Fund incurs Excluded Expenses, total annual fund operating expenses after fee waiver will be higher than 1.35%. The agreement may be terminated only by, or with the consent of, the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board. Any fees waived with respect to the Fund under this agreement are not subject to reimbursement to the Adviser by the Fund.

The Sub-Adviser serves as sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Investment Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF
July 31, 2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $109,348,616 and $109,154,637, respectively.

For the period ended July 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the period ended July 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $15,850,437 and $0, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2024 was as follows:

Distributions paid from:	July 31, 2024
Ordinary income	$407,803

 As of the most recent fiscal period ended July 31, 2024, the components of distributable earnings on a tax basis were as follows:

July 31, 2024
Cost of investments(a)	$17,629,982
Gross tax unrealized appreciation	1,522,030
Gross tax unrealized depreciation	(454,946)
Net tax unrealized appreciation (depreciation)	1,067,084
Undistributed ordinary income (loss)	1,682,496
Undistributed long-term capital gain (loss)	—
Total distributable earnings	1,682,496
Other accumulated gain (loss)	—
Total distributable earnings	$2,749,580

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended July 31, 2024, the Fund had not elected to defer any post-October or late year losses.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF
July 31, 2024

As of the most recent fiscal period ended July 31, 2024, the Fund did not have long-term or short-term capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc.. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2.00% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19.The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective August 26, 2024, the Fund’s name will change from “DGA Absolute Return ETF” to “DGA Core Plus Absolute Return ETF”. The change in the Fund’s name will have no effect on its investment objective or strategy. Management has determined that there are no other subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

Notes to the Financial Statements	DGA Core Plus Absolute Return ETF
July 31, 2024

NOTE 10 – UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of July 31, 2024, the Fund had 99.97% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

Report of Independent Registered Public Accounting Firm	DGA Core Plus Absolute Return ETF

July 31, 2024

To the Shareholders of DGA Core Plus Absolute Return ETF (formerly, DGA Absolute Return ETF) and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DGA Core Plus Absolute Return ETF (the “Fund”), a series of Tidal Trust II, as of July 31, 2024, the related statements of operations and changes in net assets, the financial highlights, and the related notes for the period from August 2, 2023 (commencement of operations) through July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian or brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s Investment Companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 27, 2024

Other Non-Audited Information	DGA Core Plus Absolute Return ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended July 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

DGA Core Plus Absolute Return ETF	8.59%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2024, was as follows:

DGA Core Plus Absolute Return ETF	5.59%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended July 31, 2024, was as follows:

DGA Core Plus Absolute Return ETF	36.75%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2024

* Print the name and title of each signing officer under his or her signature.